NOTE 2 - INTANGIBLE ASSETS - Amortized intellectual property (Details) (USD $)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets						$ 402,000
Less accumulated amortization						(142,375)
Net intangible assets						259,625
Future amortization expense	$ 20,100	$ 20,100	$ 20,100	$ 20,100	$ 20,100